Annual Fund Operating Expenses - Victory Trivalent International Small-Cap Fund	Nov. 01, 2021
Class A
Operating Expenses:
Management Fees	0.92%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.65%
Fee Waiver/Expense Reimbursement	(0.28%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.37%	[1]
Class C
Operating Expenses:
Management Fees	0.92%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.43%
Fee Waiver/Expense Reimbursement	(0.31%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.12%	[1]
Class I
Operating Expenses:
Management Fees	0.92%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.19%
Fee Waiver/Expense Reimbursement	(0.22%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	[1]
Class R6
Operating Expenses:
Management Fees	0.92%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver/Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	[1]
Class Y
Operating Expenses:
Management Fees	0.92%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver/Expense Reimbursement	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%	[1]

[1]	Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.35%, 2.10%, 0.95%, 1.10% and 1.10% of the Fund’s Class A, Class C, Class I, Class R6 and Class Y shares, respectively, through at least October 31, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.